Warrants - Schedule of Activity of the Warrants (Details) - Warrants [Member]		9 Months Ended
	Dec. 31, 2024 $ / shares shares	Sep. 30, 2025 $ / shares shares
Schedule of Activity of the Warrants [Line Items]
Number of Warrant, Grant | shares
Weighted Average Exercise Price, Grant | $ / shares
Number of Warrant, Exercised | shares
Weighted Average Exercise Price, Exercised | $ / shares
Number of Warrant, Cancelled | shares
Weighted Average Exercise Price, Cancelled | $ / shares
Number of Warrant, Outstanding | shares	5,145,943	5,145,943
Weighted Average Exercise Price, Outstanding | $ / shares	$ 0.25	$ 0.25
Weighted Average Remaining Life (Years), Outstanding	2 years 10 months 6 days	2 years 10 months 6 days
Number of Warrant, Exercisable | shares		5,145,943
Weighted Average Exercise Price, Exercisable | $ / shares	$ 0.25	$ 0.25
Weighted Average Remaining Life (Years), Exercisable		2 years 10 months 6 days